ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) - USD ($)		12 Months Ended
		Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Balance Sheet
Cash and cash equivalents		$ 711,519,091	$ 470,217,004	$ 434,042,036	$ 470,157,430
Short-term investments		787,390,754	229,456,397
Prepaid expenses and other current assets		133,235,873	160,222,823
Total current assets		1,662,006,145	871,121,005
Property and equipment, net		247,265,848	154,306,718
Other non-current assets	[1]	9,650,217	7,788,646
Total assets		3,054,559,080	1,828,905,951
Deferred revenue-current		824,276,004	504,147,032
Accrued expenses and other current liabilities		229,122,303	116,830,290
Total current liabilities		1,133,387,041	667,140,343
Total liabilities		1,414,095,682	1,148,041,620
Income And Cash Flow Statement
Net revenues		1,715,015,984	1,043,099,655	619,948,777
Net income (loss)		194,662,507	112,489,844	102,756,200
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Balance Sheet
Cash and cash equivalents		517,497,891	341,210,291
Short-term investments		769,696,379	200,475,111
Prepaid expenses and other current assets		47,042,962	16,542,818
Total current assets		1,334,237,232	558,228,220
Property and equipment, net		40,697,218	33,357,075
Other non-current assets		463,380,435	411,126,188
Total assets		1,838,314,885	1,002,711,483
Deferred revenue-current		51,633,712	38,202,210
Accrued expenses and other current liabilities		83,471,607	35,855,446
Total current liabilities		135,105,319	74,057,656
Total non-current liabilities		238,201,519	453,111,316
Total liabilities		373,306,838	527,168,972
Income And Cash Flow Statement
Net revenues		100,504,066	64,809,045	44,020,738
Net income (loss)		(184,312,090)	(167,002,120)	(72,332,000)
Net cash provided by/ (used in) operating activities		359,494,367	159,821,814	(6,938,102)
Net cash used in investing activities		(622,228,208)	(219,638,616)	(104,033,927)
Net cash (used in) / provided by financing activities		455,115,774	203,165,316	(5,055,065)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Balance Sheet
Cash and cash equivalents		194,021,200	129,006,713
Short-term investments		17,694,375	28,981,286
Prepaid expenses and other current assets		116,053,338	154,904,786
Total current assets		327,768,913	312,892,785
Property and equipment, net		206,568,630	120,949,643
Other non-current assets		681,906,652	392,352,040
Total assets		1,216,244,195	826,194,468
Deferred revenue-current		772,642,292	465,944,822
Accrued expenses and other current liabilities		225,639,430	127,137,865
Total current liabilities		998,281,722	593,082,687
Total non-current liabilities		42,507,122	27,789,961
Total liabilities		1,040,788,844	620,872,648
Income And Cash Flow Statement
Net revenues		1,614,511,918	978,290,610	575,928,039
Net income (loss)		378,974,597	279,491,964	175,088,200
Net cash provided by/ (used in) operating activities		325,798,178	219,199,114	204,092,962
Net cash used in investing activities		(218,127,784)	(298,626,732)	(111,318,060)
Net cash (used in) / provided by financing activities		$ (26,965,278)	$ (24,331,967)	$ (3,735,386)

[1]	As of February 28, 2017 and February 28, 2018, other non-current assets were primarily made up of prepayment for property and equipment and the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under the long-term debt as disclosed in Note 13.